Audited Consolidated Balance Sheet as of December 31, 2017 and Unaudited Interim Condensed Consolidated Balance Sheet as of March 31, 2018 (Parentheticals) - $ / shares	Mar. 31, 2018	Dec. 31, 2017
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	22,455,702	22,530,702
Ordinary shares, outstanding (in shares)	22,455,702	22,530,702